Fair Value Accounting - Significant Unobservable Inputs Used in Developing Fair Value of Level 3 Positions (Q1) (Details) $ in Thousands	Mar. 31, 2020 USD ($) $ / MW	Dec. 31, 2019 USD ($) $ / MW	Dec. 31, 2018 USD ($) $ / MW
Minimum
FAIR VALUE
FORWARD PRICE RANGE (usd per mwh) | $ / MW	(1.40)	(2.57)	(4.40)
Maximum
FAIR VALUE
FORWARD PRICE RANGE (usd per mwh) | $ / MW	2.93	2.86	15.10
Measured On A Recurring Basis | Level 3
FAIR VALUE
Assets	$ 1,779	$ 6,822	$ 23,355
Liabilities	$ 683	$ 1,044	$ 468
Cleco Power | Minimum
FAIR VALUE
FORWARD PRICE RANGE (usd per mwh) | $ / MW	(1.40)	(2.04)	(4.40)
Cleco Power | Maximum
FAIR VALUE
FORWARD PRICE RANGE (usd per mwh) | $ / MW	2.93	2.86	15.10
Cleco Power | Measured On A Recurring Basis
FAIR VALUE
Assets	$ 1,673	$ 6,311
Liabilities	524	586
Cleco Power | Measured On A Recurring Basis | Level 3
FAIR VALUE
Assets	1,673	6,311	$ 23,355
Liabilities	$ 524	$ 586	$ 468